UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2007


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, July 31, 2007


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    58
Form 13F information Table Value Total:    $140,858

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21st Century Insurance Group   COM              90130n103     3572   163400 SH       SOLE                   163400
ABX Air, Inc.                  COM              00080s101     1751   217290 SH       SOLE                   217290
Aeroflex Inc.                  COM              007768104     2281   161000 SH       SOLE                   161000
Agile Software Corporation     COM              00846x105     2000   248083 SH       SOLE                   248083
Alcan Inc.                     COM              013716105     1745    21460 SH       SOLE                    21460
Alcoa Inc.                     COM              013817101     1783    44000 SH       SOLE                    44000
Alliance Atlantis Communicatio COM              01853e204     3987    81200 SH       SOLE                    81200
American Technical Ceramics Co COM              030137103     2497   104700 SH       SOLE                   104700
Andrew Corporation             COM              034425108     2960   205000 SH       SOLE                   205000
Applebee's International, Inc. COM              037899101     1566    65000 SH       SOLE                    65000
Archstone-Smith Trust          COM              039583109     1773    30000 SH       SOLE                    30000
Authorize.Net Holdings, Inc.   COM              052686102     2683   150000 SH       SOLE                   150000
Avaya Inc.                     COM              053499109     2779   165000 SH       SOLE                   165000
BCE Inc.                       COM NEW          05534b760     2871    75800 SH       SOLE                    75800
Bausch & Lomb Inc.             COM              071707103     2981    42925 SH       SOLE                    42925
Bioenvision, Inc.              COM              09059n100     1156   200000 SH       SOLE                   200000
Biomet Inc.                    COM              090613100     2231    48800 SH       SOLE                    48800
Boston Scientific Corporation  COM              101137107     1262    82266 SH       SOLE                    82266
CDW Corporation                COM              12512n105     2634    31000 SH       SOLE                    31000
Clear Channel Communications,  COM              184502102     3956   104610 SH       SOLE                   104610
Coinmach Service Corp.         CL A             19259w206     1652   125000 SH       SOLE                   125000
Computer Horizons Corp.        COM              205908106      427   609727 SH       SOLE                   609727
Cytyc Corporation              COM              232946103     2313    53650 SH       SOLE                    53650
Electronic Clearing House, Inc COM PAR.01 NEW   285562500     1109    79150 SH       SOLE                    79150
Energy Partners, Ltd.          COM              29270u105     1647    98693 SH       SOLE                    98693
Fieldstone Investment Corporat COM              31659u300      377   103700 SH       SOLE                   103700
First Data Corporation         COM              319963104     1768    54130 SH       SOLE                    54130
Genesco Inc.                   COM              371532102     2832    54130 SH       SOLE                    54130
Great American Financial Resou COM              389915109     2620   108300 SH       SOLE                   108300
Harrah's Entertainment, Inc.   COM              413619107     3564    41800 SH       SOLE                    41800
Innkeepers USA Trust           COM              4576j0104     4228   238200 SH       SOLE                   238200
Inter-Tel, Inc.                COM              458372109     1785    74588 SH       SOLE                    74588
Investors Financial Services C COM              461915100     2158    35000 SH       SOLE                    35000
Ipsco Inc.                     COM              462622101     4322    27200 SH       SOLE                    27200
Keyspan Energy Corp.           COM              49337w100     1557    37100 SH       SOLE                    37100
Komag Incorporated             COM NEW          500453204      319    10000 SH       SOLE                    10000
Lionore Mining Intl Ltd.       COM              535913107     4157   161000 SH       SOLE                   161000
Myers Industries, Inc.         COM              628464109     1879    85000 SH       SOLE                    85000
Northwestern Corporation       COM NEW          668074305     2981    93719 SH       SOLE                    93719
Ohio Casualty Corporation      COM              677240103     4021    92845 SH       SOLE                    92845
Peru Copper Inc.               COM              715455101     2736   450000 SH       SOLE                   450000
Rinker Group Limited           SPONSORED ADR    76687m101     4309    54130 SH       SOLE                    54130
Rio Narcea Gold Mines Ltd.     COM              766909105     2163   426700 SH       SOLE                   426700
Ryerson, Inc.                  COM              78375p107     2425    64400 SH       SOLE                    64400
St. Lawrence Cement Group      COM              791060106      487    12600 SH       SOLE                    12600
Stone Energy Corporation       COM              861642106     2519    73530 SH       SOLE                    73530
Stride Rite Corporation        COM              863314100     4024   198600 SH       SOLE                   198600
TODCO                          COM              88889t107     4534    96030 SH       SOLE                    96030
Taro Pharmaceutical Industries COM              011571786     3012   452902 SH       SOLE                   452902
Terayon Communication Systems, COM              880775101     2885  1639400 SH       SOLE                  1639400
The BISYS Group, Inc.          COM              055472104     3178   268646 SH       SOLE                   268646
The Topps Company, Inc.        COM              890786106     1884   179300 SH       SOLE                   179300
Triad Hospitals, Inc.          COM              89579k109     3494    65000 SH       SOLE                    65000
Ventana Medical Systems, Inc.  COM              92276h106     1854    24000 SH       SOLE                    24000
Wild Oats Markets              COM              96808b107      189    11300 SH       SOLE                    11300
Winston Hotels, Inc.           COM              97563a102     1546   103100 SH       SOLE                   103100
eCollege.com Inc.              COM              27887e100     1902    85469 SH       SOLE                    85469
eFunds Corporation             COM              28224r101     3529   100000 SH       SOLE                   100000